Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax credited to equity	R$ 3,373,984	R$ 2,955,552	R$ 4,943,957
Measurement of available-for-sale securities	1,016,121	963,990	2,743,797
Measurement of cash flow hedges	1,063	4,145	267,511
Measurement of investment hedges	562,353	562,353	1,137,484
Defined benefit plan	1,794,447	1,425,064	795,165
Tax charged to equity	(2,541,177)	(1,795,115)	(1,255,867)
Measurement of available-for-sale securities	(2,426,459)	(1,701,732)	(1,251,773)
Measurement of cash flow hedges	(111,134)	(87,929)	(2,250)
Defined benefit plan	(3,584)	(5,454)	(1,844)
Total	R$ 832,807	R$ 1,160,437	R$ 3,688,090